Consolidated Statements of Changes in Shareholder' Equity $ in Thousands, $ in Thousands	Common stock MXN ($)	Additional paid-in capital MXN ($)	Total contributed capital MXN ($)	Reserve for repurchase of shares MXN ($)	Retained earnings MXN ($)	Accumulated other comprehensive income MXN ($)	Total earned capital MXN ($)	Total controlling interest MXN ($)	Total non-controlling interest MXN ($)	USD ($) shares	MXN ($) shares
Balances at Dec. 31, 2015	$ 302,398	$ 29,786	$ 332,184	$ 1,041	$ 5,546,458	$ (10,525)	$ 5,536,974	$ 5,869,158	$ 81,369		$ 5,950,527
Balances (in shares) at Dec. 31, 2015 | shares										392,156,377	392,156,377
Issuance of shares, net	1,246		1,246	183,124			183,124	184,370			$ 184,370
Issuance of shares, net (in shares) | shares										1,614,596	1,614,596
Dividends paid					(1,371,641)		(1,371,641)	(1,371,641)			$ (1,371,641)
Increase in non-controlling interest									44,750		44,750
Increase in reserve for repurchase of shares				1,198,959	(1,198,959)
Consolidated comprehensive income					1,870,187	2,473	1,872,660	1,872,660	6,314		1,878,974
Balances at Dec. 31, 2016	303,644	29,786	333,430	1,383,124	4,846,045	(8,052)	6,221,117	6,554,547	132,433		$ 6,686,980
Balances (in shares) at Dec. 31, 2016 | shares										393,770,973	393,770,973
Issuance of shares, net											$ 184,370
Repurchase of shares, net	(250)		(250)	(33,984)			(33,984)	(34,234)			$ (34,234)
Repurchase of shares, net (in shares) | shares										(324,507)	(324,507)
Dividends paid					(1,575,083)		(1,575,083)	(1,575,083)			$ (1,575,083)
Increase in non-controlling interest									17,149		17,149
Increase in reserve for repurchase of shares				116,876	(116,876)
Consolidated comprehensive income					2,127,576	(2,939)	2,124,637	2,124,637	9,866		2,134,503
Balances at Dec. 31, 2017	303,394	29,786	333,180	1,466,016	5,281,662	(10,991)	6,736,687	7,069,867	159,448		$ 7,229,315
Balances (in shares) at Dec. 31, 2017 | shares										393,446,466	393,446,466
Issuance of shares, net (in shares) | shares										0	0
Dividends paid					(1,598,680)		(1,598,680)	(1,598,680)	(7,056)		$ (1,605,736)
Consolidated comprehensive income					2,851,822	24,169	2,875,991	2,875,991	12,357	$ 146,941	2,888,348
Balances at Dec. 31, 2018	$ 303,394	$ 29,786	$ 333,180	$ 1,466,016	$ 6,534,804	$ 13,178	$ 8,013,998	$ 8,347,178	$ 164,749	$ 433,031	$ 8,511,927
Balances (in shares) at Dec. 31, 2018 | shares										393,446,466	393,446,466